Convertible Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable
6.	Convertible Notes Payable

Convertible notes payable consisted of the following at:

	December 31,
	2014	2015
Current maturities:
Various convertible notes payable issued during 2013 with interest rates ranging from 2.16% to 4.68% annually, due during 2015	$310,350	$—
Discount on notes payable, current	(6,076)	—

Convertible notes payable, current portion (net of discount)	$304,274	$—

Long-term maturities:
Convertible note payable issued during 2014 to Ligand as part of the Master License Agreement with a 5% annual interest rate, due during 2016 (subsequently amended to 2017)	$2,500,000	$2,500,000
Discount on notes payable, long-term	(1,235,886)	(348,460)

Convertible notes payable, long-term (net of discount)	$1,264,114	$2,151,540

In September 2012, the Company’s board of directors authorized the Company to issue and sell up to an aggregate of $1.0 million in convertible promissory notes (the “Notes”) to accredited investors in one or more closings through September 2014 (the “Note Authorization”). The notes bore interest at a rate equal to the lesser of the short-term monthly applicable federal rate as published by the Internal Revenue Service or the maximum rate permissible by law. Interest under the Notes is due and payable at maturity. Unless repaid in full, amended or converted in full, each Note matured two years from its date of purchase. In the event that any principal amount due under the Notes was not paid in full by the maturity date, such unpaid principal amount would bear interest at the lesser of 2% or the maximum rate permissible by law.

If, prior to maturity of the Notes, the Company issues capital stock resulting in net proceeds of at least $5.0 million (a “Qualifying Financing”), the Notes will convert into shares of the capital stock issued in the Qualifying Financing. The number of shares issued upon conversion will be equal to the quotient obtained by dividing the then-outstanding loan balance by either 70% or 75%, as applicable, of the lowest purchase price paid per share paid by another investor in the Qualifying Financing. If, prior to the maturity of the Notes, the Company issues preferred stock in a financing that does not qualify as a Qualifying Financing (a “Non-Qualifying Financing”), the holders of the Notes will have the option of converting their Notes into shares of the preferred stock issued in the Non-Qualifying Financing on the same terms as the investors in the Non-Qualifying Financing. In the event the Company undergoes a change in control, as defined in the Notes, prior to the maturity date and repayment of the Notes, the holders of the Notes will have the option to either (1) convert the loan balance into shares of the Company’s common stock in an amount equal to the ratio of (a) the then-outstanding loan balance over (b) the ratio of $7,500,000 divided by the number of shares of capital stock of the Company outstanding immediately prior to the change in control, or (2) demand immediate repayment of an amount equal to 125% of the then-outstanding loan balance. If the Notes are still outstanding at their maturity date, the holders of the Notes have the option to either demand immediate repayment of all outstanding principal and interest or to convert the loan balance into shares of the Company’s common stock in an amount equal to the ratio of the then-outstanding loan balance over the ratio of $7,500,000 divided by the number of shares of capital stock of the Company outstanding immediately prior to the maturity date.

The debt conversion feature embedded in the Notes is accounted for under ASC Topic 815 – Derivatives and Hedging. At issuance, the fair value of the debt conversion feature totaled $8,286 on the Notes issued during 2012 and $42,747 on the Notes issued during 2013. The fair value of the debt conversion feature was allocated from the gross proceeds of the Notes with the respective discount amortized to interest expense over the original term of the Notes using the effective interest method. The valuation of the bifurcated debt conversion feature was performed using Level 3 inputs, requiring the Company to make assumptions about the probability of the occurrence of a Qualifying Financing and the Notes being converted based on the applicable conversion terms. Alternative probabilities would have resulted in increases or decreases in the value of the debt conversion feature. The Company is required to mark to market the value of the conversion feature liability. Therefore, as of December 31, 2014, the Company revalued the fair value of the debt conversion feature for each tranche and determined the conversion feature liability to be $58,742. The Company amortized $25,529 of the discount in 2014.

Pursuant to the terms of the Note Authorization, from September 2012 through June 2013, the Company issued a total aggregate principal amount of $310,350 in Notes and recorded interest expense at interest rates ranging from 3.00% to 4.68% on an annual basis of $12,104 for the year ended December 31, 2014. The cumulative accrued interest payable on the Notes as of December 31, 2014 was $18,611.

In accordance with the provisions of the convertible notes, on May 4, 2015, at the closing of the Company’s IPO, the Company converted $310,350 of principal amounts owed plus $24,276 of accrued but unpaid interest as of that date on the Notes into 57,046 shares of the Company’s common stock. The Company eliminated the notes payable and recorded the offsets to common stock and additional paid-in-capital.

The Company entered into a Loan and Security Agreement with Ligand on May 21, 2014, pursuant to which, among other things, Ligand agreed to provide the Company with loans in the aggregate amount of up to $2.5 million. Pursuant to the Loan and Security Agreement, Ligand initially loaned $1.0 million to the Company on May 27, 2014, and additional amounts of $250,000 to the Company each month from June 2014 through and including November 2014 for a total of $2.5 million. The principal amount outstanding under the loans accrue interest at a fixed per annum rate equal to the lesser of 5% and the maximum interest rate permitted by law. In the event the Company defaults under the loans, the loans will accrue interest at a fixed per annum rate equal to the lesser of 8% and the maximum interest rate permitted by law. The loans are and will be evidenced by a Secured Convertible Promissory Note (the “Ligand Note”). Pursuant to the terms of the Loan and Security Agreement and the Ligand Note, the loans will become due and payable upon the written demand of Ligand at any time after the earlier to occur of an event of default under the Loan and Security Agreement or the Ligand Note, and May 21, 2016, unless the loans are converted into equity prior to such time. In addition, under the Loan and Security Agreement, the Company may not declare or pay dividends in respect of its common stock without Ligand’s prior written consent. Pursuant to the terms of the Loan and Security Agreement, the Company recorded interest expense of $58,611 during the year ended December 31, 2014, which remained payable as of December 31, 2014.

The debt conversion feature embedded in each tranche of the Ligand Note is accounted for under ASC Topic 815 – Derivatives and Hedging. At each issuance date, the fair value of the debt conversion feature was determined. The fair value of the debt conversion feature was allocated from the gross proceeds of the Ligand Note with the respective discount amortized to interest expense over the original term of the Ligand Note using the effective interest method. The valuation of the bifurcated debt conversion feature was performed using Level 3 inputs, requiring the Company to make assumptions about the probability of the occurrence of a private equity financing with aggregate net proceeds to the Company of at least $20,000,000 or the Company’s initial public offering and the Ligand Note being converted based on the applicable conversion terms. Alternative probabilities would have resulted in increases or decreases in the value of the debt conversion feature. The Company is required to mark to market the value of the conversion feature liability. Therefore, as of December 31, 2014, the Company revalued the fair value of the debt conversion feature for each tranche of the Note outstanding as of December 31, 2014, and determined the conversion feature liability to be $1,390,469. The Company amortized $532,433 of the discount during the year ended December 31, 2014.

On April 8, 2015, the Company and Ligand entered into a First Amendment to Loan and Security Agreement with Ligand (the “Loan Amendment”), pursuant to which the parties agreed to amend, among other things, the timing of Ligand’s conversion rights under the Secured Convertible Promissory Note issued to Ligand on May 21, 2014 (the “Ligand Note”) following certain Company transactions. Under the terms of the Loan Amendment, following the consummation of the earlier to occur of (1) a bona fide capital financing transaction or series of financing transactions with one or more financial non-strategic investors resulting in aggregate net proceeds to the Company of at least $20,000,000 and pursuant to which the Company issues shares of its equity securities, (2) a firmly underwritten public offering pursuant to the Securities Act of 1933, as amended, on Form S-1 or Form S-3, or any successor forms, or (3) May 4, 2016 (the one year anniversary of the closing of the IPO), Ligand may elect to convert the Ligand Note into shares of the Company’s common stock and/or cash in an amount equal to 200% of the principal amount of the loan plus all accrued and previously unpaid interest thereon. Additionally, pursuant to the Loan Amendment, Ligand has agreed that it will not, until the earlier of (A) 270 days from the date of conversion of the Ligand Note or (B) April 28, 2016 (one year following the date of the prospectus filed with the SEC relating to the IPO), sell or otherwise transfer or dispose of the shares of common stock issuable upon conversion of the Ligand Note.

As of December 31, 2015, the Ligand Note was recorded at $2,500,000, and interest in the amount of $183,611 was payable on the Ligand Note. During the year ended December 31, 2015, the Company also recorded $125,000 of interest expense, $887,426 of amortization of debt discount and $980,434 as other expense related to increases in the fair value of the debt conversion feature liability.

In connection with the Loan and Security Agreement, the Company also granted Ligand a continuing security interest in all of its right, title and interest in and to its assets as collateral for the full, prompt, complete and final payment and performance when due of all obligations under the Loan and Security Agreement and the Ligand Note.

A second amendment to the Loan and Security Agreement was entered into on January 22, 2016 (see Note 13).